SEGMENT INFORMATION - Net sales by product (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net sales by products
Net sales	R$ 40,965,431	R$ 30,460,277	R$ 26,012,950
Market pulp
Net sales by products
Net sales	R$ 34,715,208	25,578,265	21,027,686
Fluff pulp
Net sales by products
Percentage of total net sales	0.70%
Printing and writing paper
Net sales by products
Net sales	R$ 5,107,960	3,891,002	4,100,502
Tissue
Net sales by products
Percentage of total net sales	2.20%
Paperboard
Net sales by products
Net sales	R$ 1,091,588	935,047	823,360
Other
Net sales by products
Net sales	R$ 50,675	R$ 55,963	R$ 61,402